Property, Plant, and Equipment (Tables)	12 Months Ended
Jun. 27, 2015
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment

Property, plant, and equipment as of June 27, 2015 and June 28, 2014 consisted of the following:

(In millions)	As of June 27, 2015	As of June 28, 2014	Range of Lives
Buildings and building improvements	$402.8	$388.5	10 – 39 years
Land	40.1	37.7	—
Transportation equipment	78.0	69.2	2 – 10 years
Warehouse and plant equipment	171.3	156.3	3 – 20 years
Office equipment, furniture, and fixtures	171.8	151.9	2 – 10 years
Leasehold improvements	82.5	61.7	Lease term(1)
Construction-in-process	44.2	30.1

	990.7	895.4
Less: accumulated depreciation and amortization	(396.0)	(325.5)

Property, plant and equipment, net	$594.7	$569.9

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the asset or the lease term.